Note 11 - Goodwill	12 Months Ended
Oct. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

11.     Goodwill

The Company has goodwill allocated to its two business segments: Sterilization Technologies ($1.5 million) and Medical Isotopes ($0.9 million).

As of October 31, 2013, management determined that the fair value of goodwill exceeds its carrying value of $2.4 million (October 31, 2012 - $2.5 million) resulting in no impairment of goodwill. The decrease in goodwill during 2013 reflects a foreign currency translation.